Subsequent Events (Details Narrative) - USD ($)															1 Months Ended					2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2024	Mar. 21, 2024	Feb. 15, 2024	Feb. 14, 2024	Feb. 09, 2024	Jan. 02, 2024	Jan. 02, 2024	Jan. 01, 2024	Jun. 30, 2023	Feb. 28, 2023	Feb. 28, 2023	Nov. 22, 2022	Aug. 31, 2022	Mar. 18, 2022	May 31, 2024	May 15, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Mar. 14, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 11, 2024	Mar. 13, 2024	Jan. 05, 2024	Oct. 31, 2023	Feb. 21, 2023	Oct. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Debt Instrument, Face Amount																								$ 110,691,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																								583,143
Stock Issued During Period, Shares, New Issues					5,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001													$ 0.01			$ 0.01			$ 0.01
Share Price					$ 5.00																			2.38
Common Stock, Par or Stated Value Per Share																		$ 0.01			$ 0.01			$ 0.01	$ 0.01
Proceeds from Issuance of Private Placement																					$ 12,000,000
Working capital																											$ 25,000,000
Short-Term Debt																		$ 102,342,000			102,342,000			$ 102,309,000			7,748,000
Debt Instrument, Fee Amount																											$ 3,448,000
Loss Contingency, Damages Sought, Value		$ 20,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									42,635		38,026	232,816		4,343,017
Lessee, Operating Lease, Liability, to be Paid																		249,000			249,000			373,000					$ 4,000,000		$ 1,000,000	$ 1,000,000
Interest Expense, Operating and Nonoperating																					4,339,000	4,182,000		17,965,000	$ 11,428,000
Simplyfy Loan [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage																											10.00%
Fexy Studios [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred			$ 2,478,000
Business combination consideration transferred installment due			$ 620,000															620,000	$ 620,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			(i) $2,225 pursuant to the Fexy Put Option where the Company gave the recipients of the contingent consideration a right to put their 274,692 shares of the Company’s common stock; (ii) $200 deferred payment due under the purchase agreement; and (iii) $53 in other costs and reimbursable transition expenses payable.
Bridge Media Networks L L C [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred													$ 1,000,000
Lessee, Operating Lease, Liability, to be Paid																		928,000			928,000			935,000
Interest Expense, Operating and Nonoperating																					(38,000)	$ (8,000)		512,000
Bridge Media Networks L L C [Member] | Simplify Inventions LLC [Member]
Subsequent Event [Line Items]
Interest Expense, Operating and Nonoperating																								$ 499,000
Bridge Media Networks L L C [Member] | Simplify Inventions LLC [Member] | Revolving Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						6.00%	6.00%																							6.00%
Notes Payable																		$ 2,700,000			2,700,000
Interest Expense, Operating and Nonoperating																					$ 21,000
Private Placement [Member]
Subsequent Event [Line Items]
Shares outstanding percentage																		54.30%			54.30%
ABG Warrants [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							599,724
Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares										24,515
Stock Issued During Period, Shares, New Issues																					5,555,555				4,181,603
Business Combination, Price of Acquisition, Expected					$ 25,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					678,165	397,376		429,528	832,233
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					678,165	397,376
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					5,000,000			378,292								17,698
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Share Price					$ 5.00
Working capital																				$ 25,000,000
Short-Term Debt																											$ 7,748,000
Debt Instrument, Fee Amount																											$ 3,448,000
Loss Contingency, Damages Sought, Value	$ 48,750	$ 20,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																				22,843
Lease Expiration Date	Nov. 29, 2030
Lessee, Operating Lease, Liability, to be Paid	$ 4,019
Operating Leases, Future Minimum Payments Due																										$ 652
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period								256,853
Stock Issued During Period, Shares, Restricted Stock Award, Gross																							295,000
Subsequent Event [Member] | Members Of Board [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues								36,608
Subsequent Event [Member] | Former Employees [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues								84,831
Subsequent Event [Member] | Simplyfy Loan [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage																											10.00%
Subsequent Event [Member] | Fexy Studios [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred			$ 2,478,000
Business combination consideration transferred installment due			$ 620,000												$ 620,000		$ 620,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			(i) $2,225 pursuant to the put option where the Company gave the recipients of the contingent consideration a right to put their 274,692 shares of the Company’s common stock; (ii) $200 deferred payment due under the purchase agreement; and (iii) $53 in other costs and reimbursable transition expenses payable.
Subsequent Event [Member] | Bridge Media Networks L L C [Member] | Simplify Inventions LLC [Member] | Revolving Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Notes Payable								$ 4,800,000
Interest Expense, Operating and Nonoperating						$ 67,000
Subsequent Event [Member] | ABG Warrants [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							599,724
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Business Combination, Price of Acquisition, Expected					$ 25,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																				222,396
Arena Loan Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																		$ 110,691,000			$ 110,691,000			$ 110,691,000				$ 2,797,000
Arena Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																												$ 2,797,000
Licensing Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Termination amount						3,750,000	$ 3,750,000
Termination fee due						$ 45,000,000	$ 45,000,000
Transaction Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					25,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Share Price					$ 1,000.00
Transaction Agreement [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Business Combination, Price of Acquisition, Expected					$ 25,000,000
Transaction Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					25,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Share Price					$ 1,000.00
Transaction Agreement [Member] | Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Business Combination, Price of Acquisition, Expected					$ 25,000,000
Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					60,000
Share Price					$ 3.86
Business Combination, Consideration Transferred, Other					$ 20,000,000
Line of Credit Facility, Commitment Fee Percentage					1.50%
Shares outstanding percentage					79.00%
Outstanding percentage					6.00%
Stock Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					60,000
Share Price					$ 3.86
Business Combination, Consideration Transferred, Other					$ 20,000,000
Line of Credit Facility, Commitment Fee Percentage					1.50%
Shares outstanding percentage					79.00%
Common Stock, Par or Stated Value Per Share					$ 0.0001
Outstanding percentage					6.00%
Subscription Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Share Price				$ 2.16
Proceeds from Issuance of Private Placement				$ 12,000,000
Subscription Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				5,555,555
Subscription Agreement [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				5,555,555
Share Price				$ 2.16
Shares outstanding percentage					54.50%
Common Stock, Par or Stated Value Per Share				$ 0.01
Proceeds from Issuance of Private Placement				$ 12,000,000